Derivatives - Summary Of Derivative Assets And Derivative Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	₩ 354,972,942	₩ 389,338,520
Derivative assets (Designated for hedging)	26,708	37,786	$ 20,688
Derivative liabilities for hedging	₩ 153,007	₩ 202,911	$ 118,518
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	₩ 698	₩ 0
Derivative liabilities for hedging	135,263	193,831
For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	26,010	37,786
Derivative liabilities for hedging	17,744	9,080
For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	5,798,329	8,206,181
Derivative liabilities for trading	5,943,024	8,905,125
Interest rate forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3,960,000	2,620,000
Interest rate forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	83,198	249,356
Derivative liabilities for trading	169,527	0
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	317,018	42,545
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	138,734,758	136,550,518
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	698	0
Derivative liabilities for hedging	135,263	193,831
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	2,041
Derivative liabilities for hedging	512	0
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	367,333	440,540
Derivative liabilities for trading	213,885	474,158
Interest rate options | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	150,000	170,000
Interest rate options | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	400,000	310,000
Interest rate options | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	6,556	9,308
Derivative liabilities for trading	0	0
Interest rate options | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	15,359	16,752
Currency futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,728	51,136
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	97,713,561	90,134,257
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	1,935,832	3,083,082
Derivative liabilities for trading	885,870	1,360,535
Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	79,160,356	97,197,309
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	26,010	35,745
Derivative liabilities for hedging	17,232	9,080
Currency swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	2,669,550	3,105,901
Derivative liabilities for trading	3,643,463	5,500,970
Foreign Exchange Option | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	139,309	487,852
Foreign Exchange Option | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	122,696	570,982
Foreign Exchange Option | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	1,500	23,182
Derivative liabilities for trading	0	0
Foreign Exchange Option | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	585	7,929
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	480,311	958,589
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity Forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	137	183
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	36	100
Derivative liabilities for trading	0	0
Equity swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	461,112	568,835
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	126,028	90,237
Derivative liabilities for trading	1,994	673
Equity options | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	16,444,709	29,801,478
Equity options | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	16,887,247	29,874,836
Equity options | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	608,296	1,204,475
Derivative liabilities for trading	0	0
Equity options | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	₩ 1,012,341	₩ 1,544,108